Reporting Entity - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reporting entity [line items]
Capital stocks	₩ 2,500,000	₩ 1,789,079
Common Stock [member]
Disclosure of reporting entity [line items]
Common stock outstanding	500,000,000
American depository shares (one represents one-half of one share of common stock) [member]
Disclosure of reporting entity [line items]
Common stock outstanding	20,944,314
Entity that has significant influence over the Parent Company [member] | LG Electronics Inc. [member]
Disclosure of reporting entity [line items]
Percentage of Controlling Company's equity interests held by a major shareholder	36.72%
Common stock shares of Controlling Company held by a major shareholder	183,593,206